NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2020
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

26. NONCONTROLLING INTEREST

As of December 31, 2019, the Group’s noncontrolling interests mainly included equity interest in Red 5 and equity awards granted as compensation by the Group’s subsidiaries. The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2018, 2019 and 2020.

	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				(Note 3)
Net (loss) income attributable to The9 Limited	(217,092,926)	(177,795,168)	397,883,388	60,978,299
Transfers (to) from the noncontrolling interest:
Change in The9 Limited’s additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares (1)	—	—	—	—
Change from net (loss) income attributable to The9 Limited and transfers to noncontrolling interests	(217,092,926)	(177,795,168)	397,883,388	60,978,299

(1)

In June 2016, the Group completed a share exchange transaction with L&A and certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) owned in Red 5 for a total of 723,313,020 (after a one-to-five stock split) of newly issued shares of L&A, after deducting a 6% of total shares received (769,481,940 shares) for the payment of a service fee to a third-party consultant. As a result, the percentage of noncontrolling interest in Red 5 changed from 10.4% to 58.1%, after deducting shares of Series B redeemable convertible preferred shares (“SBPS”) from total shares of Red 5.